Retirement Benefits - Components of Net Periodic Benefit Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2013 Pension Benefits [Member]	May 31, 2012 Pension Benefits [Member]	May 31, 2013 Pension Benefits [Member]	May 31, 2012 Pension Benefits [Member]	Nov. 30, 2012 Pension Benefits [Member]	Nov. 30, 2011 Pension Benefits [Member]	Nov. 30, 2012 Pension Benefits [Member] Net periodic benefit expense [Member]	Nov. 30, 2011 Pension Benefits [Member] Net periodic benefit expense [Member]	Nov. 30, 2010 Pension Benefits [Member] Net periodic benefit expense [Member]	Nov. 30, 2012 Medical and Life Benefits [Member]	Nov. 30, 2011 Medical and Life Benefits [Member]	Nov. 30, 2012 Medical and Life Benefits [Member] Net periodic benefit expense [Member]	Nov. 30, 2011 Medical and Life Benefits [Member] Net periodic benefit expense [Member]	Nov. 30, 2010 Medical and Life Benefits [Member] Net periodic benefit expense [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	$ 1.4	$ 1.1	$ 2.7	$ 2.2	$ 4.5	$ 3.9	$ 4.5	$ 3.9	$ 4.4	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.2
Interest cost on benefit obligation	15.2	18.4	30.4	36.8	73.5	78.4	73.5	78.4	86.1	3.3	3.5	3.3	3.5	4.0
Assumed return on plan assets	(24.1)	(24.8)	(48.2)	(49.6)			(99.2)	(102.4)	(107.8)
Amortization of prior service (credits) costs												(0.1)	0.1	0.1
Amortization of net losses (gains)							62.1	66.4	58.8			(3.2)	(3.6)	(3.9)
Net periodic benefit expense	$ 16.2	$ 10.2	$ 32.2	$ 20.4			$ 40.9	$ 46.3	$ 41.5			$ 0.1	$ 0.1	$ 0.4